Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Software	$23,850,000	$23,850,000
Leasehold improvement	-	38,522
Office and equipment	158,876	243,761
Total cost of Property and equipment	24,008,876	24,132,283
Less: accumulated depreciation	(8,982,739)	(6,725,677)
Property and equipment, net	$15,026,137	$17,406,606